Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Company has four operating segments: enterprise software and related maintenance services segment, software development services segment, food related business and real estate development. The enterprise software and related maintenance services segment is engaged in the development, distribution and sale of software products, the provision of customer maintenance services to end users, and the research and development of new enterprise software. The software development services segment is responsible for the development and integration of software in accordance with the customers’ specifications and requirements. The food related business consists of food sales and services and targets Chinese consumers. The real estate development segment includes real estate development operations, which through December 31, 2011 has not generated any revenues.

For financial reporting purposes, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer. Segment information provided to the chief operating decision maker is prepared using the accounting principles and the relevant financial regulations applicable to enterprises with foreign investment as established by the Ministry of Finance in the PRC (“PRC GAAP”). The principal differences between PRC GAAP and US GAAP as they relate to the Company are primarily (i) revenue recognition from the sale of enterprise software, (ii) the classification of the PRC value added tax refund, and (iii) the recognition of share-based compensation expenses.

The Company’s reportable segments offer different products and services. Each reportable segment is assigned a member of senior management who has knowledge about the products and services, specific operational risks, and opportunities associated with the segment.

The following is a summary of financial information relating to the Company’s three revenue generating segments expressed under PRC GAAP:

	00000000	00000000	00000000	00000000
	Year Ended December 31, 2009
	Enterprise software and related customer maintenance services	Software development services	Food related business	Total
	RMB	RMB	RMB	RMB

Net revenues	47,954	17,363	3,889	69,206

Gross profit	48,005	5,811	(2,419)	51,397

	00000000	00000000	00000000	00000000
	Year Ended December 31, 2010
	Enterprise software and related customer maintenance services	Software development services	Food related business	Total
	RMB	RMB	RMB	RMB

Net revenues	45,448	24,546	5,448	75,442

Gross profit (loss)	45,448	13,673	(1,462)	57,659

	00000000	00000000	00000000	00000000
	Year Ended December 31, 2011
	Enterprise software and related customer maintenance services	Software development services	Food related business	Total
	RMB	RMB	RMB	RMB

Net revenues	56,677	5,963	8,239	70,879

Gross profit (loss)	56,677	3,703	(213)	60,167

The Company does not allocate operating expenses to individual segments when making decisions about allocating resources to the segments and assessing their performance.

The following is a reconciliation of the amounts presented for the Company’s three revenue generating segments under PRC GAAP to the consolidated totals reported under US GAAP:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenues under PRC GAAP	69,206	75,442	70,879
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	9,580	2,983	3,764
PRC value added tax refund	853	482	573

Total net revenues under US GAAP	79,639	78,907	75,216

Gross profit under PRC GAAP	51,397	57,659	60,167
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	9,580	2,983	3,764
PRC value added tax refund	853	1,219	573
Share-based compensation expenses	(51)	(8)	(21)

Gross profit under US GAAP	61,779	61,853	64,483

Operating expenses	(119,378)	(124,474)	(106,048)

Loss from operations	(57,599)	(62,621)	(41,565)
Interest income	4,274	3,686	1,922
Gain on sales of short-term investments	35,474	65,146	32,689
Change in fair value of marketable options	27,684	(18,211)	7,252
Gain (loss) on investments under cost method	—	12,153	(3,373)
Income from equity method investments	—	—	1,639
Other income	3,911	13,448	5,994

Income before income tax expense	13,744	13,601	4,558

The Company does not allocate assets to individual segments when making decisions about allocating resources to the segments and assessing their performance.